Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2025
Transactions with Related Parties [Abstract]
Related Party Transactions
The below table presents the analysis of “Management fees – related party” charged from Seanergy and Seanergy Shipmanagement in connection with the above agreements as presented in the accompanying statement of operations:

	Year ended December 31,
Fees charged in relation to:	2025	2024	2023
Management services-Seanergy	811	935	760
Management services-Seanergy Shipmanagement	850	806	661
Management fees-related party	1,661	1,741	1,421

The below table presents the fees charged from Seanergy Management in connection with the above agreements:

	Year ended December 31,
Fees charged in relation to:	2025	2024	2023
Commercial services (1)	288	351	329
Purchase of vessel services (2)	-	285	1,073
Sale of vessel services (3)	505	202	375
Total	793	838	1,777

(1)	included in “Vessel revenue, net” (Note 13) in the accompanying statement of operations
(2)	presented in “Right-of-use assets” (Note 6) and “Vessels, net” (Note 5)
(3)	presented in “Gain on sale of vessels, net” (Note 5) in the accompanying statement of operations

The below table presents the analysis of  “Due to Related Parties” as presented in the accompanying consolidated balance sheets:

	December 31, 2025	December 31, 2024
Balance due to Seanergy	6,299	5,597
Balance due to Seanergy Shipmanagement	1,582	1,004
Balance due to Seanergy Management	1,605	670
Due to Related Parties	9,486	7,271

The below table presents the analysis of  “Due from Related Parties” as presented in the accompanying consolidated balance sheets:

	December 31, 2025	December 31, 2024
Balance due from Seanergy Management	386	-
Due from Related Parties	386	-